Property, plant and equipment - Summary of Property, Plant and Equipment Leased (Details) € in Millions		1 Months Ended	12 Months Ended
		Dec. 31, 2018 EUR (€) lease	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period	[1]		€ 1,198	€ 1,300
Right-of-use assets at end of period			1,948	1,198	[1]	€ 1,300	[1]
Right-of-use assets			1,948	1,198	[1]	1,300	[1]
Lease liabilities			2,108	1,163		1,248
Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Number of lease agreements signed | lease		2
Initial lease term		15 years						15 years
Office space, Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at end of period			320
Right-of-use assets			320
Lease liabilities			320
Laboratory facilities, Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at end of period			424
Right-of-use assets			424
Lease liabilities			424
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period			1,711	1,583		1,439
Acquisitions and other increases			963	340		157
Disposals and other decreases			(91)	(121)		(31)
Currency translation differences			76	(85)		18
Changes in scope of consolidation			93	15
Transfers			(7)	(21)
Right-of-use assets at end of period		€ 1,439	2,745	1,711		1,583		€ 1,439
Right-of-use assets		1,439	2,745	1,711		1,583		1,439
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period			(513)	(283)		(8)
Disposals and other decreases			40	44		7
Currency translation differences			(15)	22
Transfers			6	3
Depreciation and amortization expense			(315)	(299)		(282)
Right-of-use assets at end of period		(8)	(797)	(513)		(283)		(8)
Right-of-use assets		€ (8)	€ (797)	€ (513)		€ (283)		€ (8)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.